Non-Controlling Interests (Tables)	12 Months Ended
Mar. 31, 2024
Non-Controlling Interests [Abstract]
Schedule of Non-controlling Interests	The continuity of non-controlling interests is summarized as follows:
	Henan Found	Henan Huawei	Yunxiang	Guangdong Found	New Infini	Total
Balance, April 1, 2022	$89,669	$4,928	$2,915	$(181)	$10,387	$107,718
Share of net income (loss)	11,584	(121)	(157)	78	(10,892)	492
Share of other comprehensive loss	(6,037)	(351)	(118)	(46)	-	(6,552)
Distributions	(9,934)	(946)	-	-	-	(10,880)
Balance, March 31, 2023	$85,282	$3,510	$2,640	$(149)	$(505)	$90,778
Share of net income (loss)	12,846	673	(151)	33	(29)	13,372
Share of other comprehensive loss	(3,063)	(55)	(96)	(94)	-	(3,308)
Distributions	(10,088)	(950)	-	(50)	-	(11,088)
Balance, March 31, 2024	$84,977	$3,178	$2,393	$(260)	$(534)	$89,754